Warrant Liability - Summary of Warrant Liability (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrant Liability [Abstract]
Beginning balance	£ 50,775	£ 131
Issued during the year		4,080
Settled during the year	(2,400)	(127)
Fair value changes during the year	(40,039)	46,691
Ending balance	£ 8,336	£ 50,775